Leader Short-Term Bond Fund
Leader Short-Term Bond Fund

Please be advised that effective immediately, the table displaying the fees and expenses of the Leader Short-Term Bond Fund on page 1 of the prospectus dated September 28, 2014 (the “Prospectus”) is superseded by the table displayed below:

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	1.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.50%	0.50%	1.00%
Other Expenses	0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.95%	1.45%	1.45%	1.95%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Please be advised that effective immediately, the table displaying the estimated expenses of investing in the Leader Short-Term Bond Fund found on page 1 of the Prospectus is superseded by the table displayed below:

Class	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$97	$303	$525	$1,166
Investor Shares	$148	$459	$792	$1,735
Class A Shares	$295	$602	$930	$1,859
Class C Shares	$298	$612	$1,052	$2,275

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Leader Short-Term Bond Fund	Leader Short-Term Bond Fund Institutional Shares	Leader Short-Term Bond Fund Investor Class Shares	Leader Short-Term Bond Fund Class A Shares	Leader Short-Term Bond Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	1.50%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leader Short-Term Bond Fund		Leader Short-Term Bond Fund Institutional Shares	Leader Short-Term Bond Fund Investor Class Shares	Leader Short-Term Bond Fund Class A Shares	Leader Short-Term Bond Fund Class C Shares
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.50%	0.50%	1.00%
Other Expenses		0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.95%	1.45%	1.45%	1.95%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Please be advised that effective immediately, the table displaying the estimated expenses of investing in the Leader Short-Term Bond Fund found on page 1 of the Prospectus is superseded by the table displayed below:

Expense Example Leader Short-Term Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Leader Short-Term Bond Fund Institutional Shares	97	303	525	1,166
Leader Short-Term Bond Fund Investor Class Shares	148	459	792	1,735
Leader Short-Term Bond Fund Class A Shares	295	602	930	1,859
Leader Short-Term Bond Fund Class C Shares	298	612	1,052	2,275

Leader Total Return Fund
Leader Total Return Fund

Please be advised that effective immediately, the table displaying the fees and expenses of the Leader Total Return Fund on page 7 of the prospectus dated September 28, 2014 (the “Prospectus”) is superseded by the table displayed below:

Shareholder Fees (fees paid directly from your investment)	Institutional Shares	Investor Shares	Class A Shares	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	1.50%	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	None	None	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	0.50%	0.50%	1.00%
Other Expenses	0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.95%	1.45%	1.45%	1.95%

(1) Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Please be advised that effective immediately, the table displaying the estimated expenses of investing in the Leader Total Return Fund found on page 7 of the Prospectus is superseded by the table displayed below:

Class	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$129	$403	$697	$1,534
Investor Shares	$180	$557	$959	$2,084
Class A Shares	$327	$699	$1,095	$2,203
Class C Shares	$330	$709	$1,215	$2,605

Please be advised that effective immediately, the table displaying the sales charges applicable to Class A shares of the Leader Short-Term Bond Fund and the Leader Total Return Fund (the “Funds”) found on page 23 of the Prospectus is superseded by the table displayed below:

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance
Less than $50,000	1.50%	1.52%	1.50%
$50,000 but less than $250,000	1.00%	1.01%	1.00%
$250,000 but less than $500,000	0.50%	0.51%	0.50%
$500,000 or more	None	None	None
(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.

Please disregard any statement pertaining to the sales charge (load) for Class A shares of the Funds set forth in the Prospectus or the Statement of Additional Information dated September 28, 2014, which is inconsistent with the information set forth above.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Leader Total Return Fund	Leader Total Return Fund Institutional Shares	Leader Total Return Fund Investor Shares	Leader Total Return Fund Class A Shares	Leader Total Return Fund Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	none	none	1.50%	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	none	none	none	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Leader Total Return Fund		Leader Total Return Fund Institutional Shares	Leader Total Return Fund Investor Shares	Leader Total Return Fund Class A Shares	Leader Total Return Fund Class C Shares
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		none	0.50%	0.50%	1.00%
Other Expenses		0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		0.95%	1.45%	1.45%	1.95%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund.

Please be advised that effective immediately, the table displaying the estimated expenses of investing in the Leader Short-Term Bond Fund found on page 1 of the Prospectus is superseded by the table displayed below:

Expense Example Leader Total Return Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Leader Total Return Fund Institutional Shares	129	403	697	1,534
Leader Total Return Fund Investor Shares	180	557	959	2,084
Leader Total Return Fund Class A Shares	327	699	1,095	2,203
Leader Total Return Fund Class C Shares	330	709	1,215	2,605